UNAUDITED CONSOLIDATED STATEMENTS OF CASH FLOWS - Q2 - USD ($) $ in Millions	6 Months Ended			12 Months Ended
	Jun. 30, 2016		Jun. 30, 2015 [1]	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 22.3		$ 28.1	$ 62.1		$ 47.3		$ 1.6
Adjustments to reconcile net income to net cash used in by operating activities:
Depreciation and amortization	52.2		50.8	103.2		102.6		76.7
Foreign currency losses from re-measurement	4.2		8.8	19.5		25.5		5.9
Amortization of debt discount	0.7		0.7	1.4		1.4		1.3
Stock-based compensation amortization	3.3		2.8	5.1		5.5		0.2
Provision for deferred income taxes	7.1		19.5	31.5		67.9		33.4
Amortization of debt issuance costs	2.9		2.8	5.7		5.5		3.5
Loss (gain) on sale of certain assets	0.3		(3.0)	(6.4)		(2.1)		(2.9)
Pension and other post-retirement income	(0.3)		(1.3)	19.0		(5.3)		(0.2)
Change in assets and liabilities:
Increase in trade receivables	(24.7)		(18.7)	(18.5)		(5.5)		40.1
Increase in inventories	(25.6)		(36.1)	(30.6)		9.2		10.2
Increase in prepaid expenses and other current assets	(31.0)		(25.1)	(32.6)		4.5		(12.3)
(Decrease) increase in accounts payable	(0.7)		29.6	34.9		0.2		19.1
Decrease in accrued expenses and other current liabilities	(43.1)		(25.5)	10.2		(21.5)		(4.5)
Pension and other post-retirement plan contributions	(3.6)		(5.2)	(18.1)		(19.0)		(18.5)
Purchases of permanent displays	(17.5)		(22.0)	(47.4)		(45.3)		(44.5)
Other, net	(3.7)		(3.7)	6.6		1.1		(2.4)
Net cash (used in) provided by operating activities	(57.2)		2.5	155.3		174.0		123.3
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures	(18.6)		(17.2)	(48.3)		(55.5)		(28.6)
Business acquisitions	(29.2)		(34.2)	(41.7)		0.0		(627.6)
Proceeds from the sale of certain assets	0.4		2.0	6.2		3.4		3.7
Net cash used in investing activities	(47.4)		(49.4)	(83.8)		(52.1)		(639.4)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net (decrease) increase in short-term borrowings and overdraft	(8.4)		6.6	23.0		(4.7)		(6.3)
Repayments under the Acquisition Term Loan	(15.1)		(15.9)
Prepayments under the 2011 Term Loan	(11.5)		(12.1)
Other financing activities	(1.6)		(2.1)	(3.7)		(3.2)		(2.6)
Net cash used in financing activities	(36.6)		(23.5)	(12.1)		(75.1)		649.0
Effect of exchange rate changes on cash and cash equivalents	0.1		(5.9)	(7.8)		(15.6)		(5.1)
Net increase (decrease) in cash and cash equivalents	(141.1)		(76.3)	51.6		31.2		127.8
Cash and cash equivalents at beginning of period	326.9	[1]	275.3	275.3	[1]	244.1		116.3
Cash and cash equivalents at end of period	185.8		199.0	326.9	[1]	275.3	[1]	244.1
Cash paid during the period for:
Interest	41.2		37.9	79.9		85.6		78.7
Income taxes, net of refunds	$ 12.9		$ 10.8	$ 25.2		$ 20.9		$ 12.5

[1]	Adjusted as a result of the adoption of certain accounting pronouncements beginning on January 1, 2016. See Note 1, "Description of Business and Summary of Significant Accounting Policies - Recently Adopted Accounting Pronouncements" for details of these adjustments.